Related Party Transactions Other Than Board Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions Other Than Board Compensation
Schedule of related party transactions

							Companies Controlled by
	Executive Board Members		Supervisory Board Members				Supervisory Board Members		Associated Entities
€ millions	2024	2023	2024		2023		2024	2023	2024	2023
Products and services provided	NA	NA	NA		0		0	0	55	13
Products and services received	NA	NA	2	[1]	2	[1]	1	3	90	110
Sponsoring and other financial support provided	NA	NA	NA		NA		5	7	NA	NA
Outstanding balances at year end (Vendors)	NA	NA	NA		0		NA	0	2	6
Outstanding balances at year end (Customers)	NA	NA	0		0		NA	0	20	0
Commitments at year end	NA	NA	NA		0		NA	42	NA	NA

[1] Including services from employee representatives on the Supervisory Board in their capacity as employees of SAP.